Cash flow statement - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ (2,709)	$ (2,776)	$ (2,535)
Net cash flow/debt movement	9	37	(219)
Non cash changes including exchange adjustments	(36)
Fair value changes including exchange adjustments		18	(20)
Corporate bond issuance expense	(3)	9	1
IFRS 16 lease liabilities movement	(20)	3	(3)
Balance at end of year	(2,759)	(2,709)	(2,776)
2.032% USD corporate bond
Disclosure Of Cash Flow Statement [line items]
Repurchase of borrowings	100
Notional amount	$ 900	$ 1,000
Interest rate	2.032%	2.032%
Cash
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ 619	$ 302	350
Net cash flow/debt movement	(74)	331	(48)
Non cash changes including exchange adjustments	12
Fair value changes including exchange adjustments		(14)
Balance at end of year	557	619	302
Total liabilities - financing activities
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(3,328)	(3,078)	(2,885)
Net cash flow/debt movement	83	(294)	(171)
Non cash changes including exchange adjustments	(48)
Fair value changes including exchange adjustments		32	(20)
Corporate bond issuance expense	(3)	9	1
IFRS 16 lease liabilities movement	(20)	3	(3)
Balance at end of year	(3,316)	(3,328)	(3,078)
Net interest swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(6)	7	(13)
Non cash changes including exchange adjustments	17
Fair value changes including exchange adjustments		(13)	20
Balance at end of year	11	(6)	7
Net currency swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(1)	(1)
Net cash flow/debt movement	(1)		(4)
Non cash changes including exchange adjustments	2
Fair value changes including exchange adjustments			3
Balance at end of year		(1)	(1)
Borrowings due after one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(3,258)	(2,318)	(2,712)
Net cash flow/debt movement	90	(1,000)	429
Non cash changes including exchange adjustments	8
Fair value changes including exchange adjustments		46	(39)
Corporate bond issuance expense	(3)	9	1
IFRS 16 lease liabilities movement	(14)	5	3
Balance at end of year	(3,177)	(3,258)	(2,318)
Borrowings due within one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(61)	(764)	(154)
Net cash flow/debt movement	(4)	705	(604)
Non cash changes including exchange adjustments	(75)
IFRS 16 lease liabilities movement	(6)	(2)	(6)
Balance at end of year	(146)	(61)	(764)
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(2)	(2)	(6)
Net cash flow/debt movement	(2)	1	8
Fair value changes including exchange adjustments		(1)	(4)
Balance at end of year	$ (4)	$ (2)	$ (2)